As filed with the Securities and Exchange Commission on November 8, 2000.
--------------------------------------------------------------------------------

                                                             File Nos. 033-35412
                                                                       811-06116

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 29
                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 36

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE               DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY              DEAN WITTER REYNOLDS INC.
3100 SANDERS ROAD, SUITE J5B                 TWO WORLD TRADE CENTER
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK 10048


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately  upon filing pursuant to paragraph (b) of Rule 485

     __ on (date)  pursuant to  paragraph  (b) of Rule 485

     X  60 days after  filing  pursuant  to  paragraph  (a)(1) of Rule 485
     --
     __ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Northbrook Variable Annuity Account II under Deferred Variable Annuity Contracts.

                                Explanatory Note

Registrant is filing this amendment ("Amendment") to add the Enhanced Earnings Death Benefit Option ("new Option") to the Morgan Stanley Dean Witter Variable Annuity 3 contract ("Contract") described in the currently effective prospectus and Statement of Additional Information for that Contract. The new Option will be offered to new and existing Contract owners and may be selected on its own or in addition to any existing death or income benefit option. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                        NORTHBROOK LIFE INSURANCE COMPANY
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                  SUPPLEMENT, DATED _________________, TO THE
                  MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY 3
                          PROSPECTUS DATED MAY 2, 2000

This supplement describes the Enhanced Earnings Death Benefit Option ("new Option") now available with the Morgan Stanley Dean Witter Variable Annuity 3 contract ("Contract") offered by Northbrook Life Insurance Company.

PLEASE KEEP IN MIND, ONCE YOU HAVE SELECTED AN OPTIONAL INCOME OR DEATH BENEFIT (EACH AN "OPTION"), YOUR ABILITY TO SELECT A DIFFERENT OPTION MAY BE LIMITED. PLEASE CONSULT WITH YOUR FINANCIAL ADVISOR CONCERNING THE EFFECT OF SELECTING A DIFFERENT OPTION BEFORE DOING SO. WE MAY DISCONTINUE THE OFFERING OF THIS OPTION AT ANYTIME.

Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Your prospectus is amended as follows:

Page 4: Insert the following after the first bullet under the "Expenses" heading:

o If you select the Enhanced Earnings Death Benefit Option, the Total Variable Account annual fees will equal 1.60% of average daily net assets (1.73% if you also select the Performance Death Benefit Option, 1.84% if you select the Death Benefit Combination Option, 1.90% if you select the Income Benefit Combination Option 2, or 2.10% if you select the Income and Death Benefit Combination Option 2)

Page 7: Replace the section entitled "Variable Account Annual Expenses," with the following table:

     Variable Account Annual Expenses
     (As A Percentage Of Average Daily Net Asset Value
     Deducted From Each Variable Sub-Account)

     ------------------------------- -------------- -------------- --------------- -------------- --------------

                                                      With the        With the       With the        With the
                                         Basic       Performance   Death Benefit      Income        Income and
                                       Contract         Death       Combination       Benefit      Death Benefit
                                                       Benefit         Option       Combination     Combination
                                                       Option                        Option 2        Option 2
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Mortality and Expense Risk          1.25%          1.38%          1.49%           1.55%          1.75%
     Charge
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Administrative Expense Charge       0.10%          0.10%          0.10%           0.10%          0.10%
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Total Variable Account Annual

     Expenses                            1.35%          1.48%          1.59%           1.65%          1.85%
     ------------------------------- -------------- -------------- --------------- -------------- --------------


     ------------------------------- -------------- -------------- --------------- -------------- --------------
                                         Basic

                                       Contract       With the        With the       With the        With the
                                       With the      Performance   Death Benefit      Income        Income and
                                       Enhanced         Death       Combination       Benefit      Death Benefit
                                       Earnings        Benefit       Option and     Combination     Combination
                                         Death       Option and      the EEDBO     Option 2 and    Option 2 and
                                        Benefit       the EEDBO                      the EEDBO       the EEDBO
                                        Option

                                        (EEDBO)
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Mortality and Expense Risk          1.50%          1.63%          1.74%           1.80%          2.00%
     Charge
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Administrative Expense Charge       0.10%          0.10%          0.10%           0.10%          0.10%
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Total Variable Account Annual

     Expenses                            1.60%          1.73%          1.84%           1.90%          2.10%
     ------------------------------- -------------- -------------- --------------- -------------- --------------



Page 10:          Replace "Example 1" with the following:

         EXAMPLE 1

         The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

o        invested $1,000 in a Variable Sub-Account,

o        earned a 5% annual return on your investment,

o surrendered your Contract or you began receiving income payments for a specified period of less than 120 months at the end of each time period,

o        elected the Enhanced Earnings Death Benefit Option, and

o        elected the Income and Death Benefit Combination Option 2.

         THE EXAMPLE ASSUMES THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                  1 YEARS     3 YEARS    5 YEARS   10 YEARS
                                    -------     -------    -------   --------

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation         $71         $123      $168       $319
AIM V.I. Growth                       $71         $123      $168       $319
AIM V.I. Value                        $72         $124      $170       $322

ALLIANCE VARIABLE PRODUCTS SERIES FUNDS
ALLIANCE Growth                       $75         $135      $188       $356
ALLIANCE Growth and Income            $74         $130      $180       $342
ALLIANCE Premier Growth               $77         $140      $196       $372

MORGAN STANLEY DEAN WITTER V.I.S.
Money Market                          $72         $124      $170       $323
Quality Income Plus                   $72         $124      $170       $323
Short-term Bond                       $73         $127      $175       $333
High Yield                            $72         $124      $171       $324
Utilities                             $73         $129      $178       $337
Income Builder                        $75         $133      $185       $351
Dividend Growth                       $72         $124      $170       $323
Capital Growth                        $74         $130      $180       $342
Global Dividend Growth                $75         $133      $186       $353
European Growth                       $77         $140      $196       $372
Pacific Growth                        $81         $151      $215       $407
Equity                                $72         $124      $170       $322
S&P 500 Index                         $71         $123      $168       $319
Competitive Edge "Best Ideas"         $72         $125      $172       $327
Strategist                            $72         $124      $170       $323
Aggressive Equity                     $72         $124      $170       $323
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
U.S. Real Estate                      $75         $134      $187       $354
International Magnum                  $76         $136      $190       $360
Equity Growth                         $73         $126      $174       $331
Emerging Markets Equity               $82         $155      $220       $417
Mid-cap Value                         $75         $133      $184       $350

PUTNAM VARIABLE TRUST
Putnam VT Growth & Income             $71         $120      $164       $311
Putnam VT International Growth        $76         $136      $190       $361
Putnam VT Voyager                     $71         $123      $168       $318

VAN KAMPEN LIFE INVESTMENT TRUST
Emerging Growth                       $73         $126      $174       $331


Page 11:          Replace "Example 2" with the following:

         EXAMPLE 2

         Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

                                    1 YEARS     3 YEARS    5 YEARS   10 YEARS
                                    -------     -------    -------   --------

AIM VARIABLE INSURANCE FUND
AIM V.I. Capital AppreciatioN         $29         $89       $151       $319
AIM V.I. Growth                       $29         $89       $151       $319
AIM V.I. Value                        $29         $90       $153       $322

ALLIANCE VARIABLE PRODUCTS SERIES FUNDS
ALLIANCE Growth                       $33         $101      $171       $356
ALLIANCE Growth and Income            $31         $96       $163       $342
ALLIANCE Premier GrowtH               $35         $106      $179       $372

MORGAN STANLEY DEAN WITTER V.I.S.
Money Market                          $29         $90       $153       $323
Quality Income PluS                   $29         $90       $153       $323
Short-term Bond                       $30         $93       $158       $333
High Yield                            $30         $90       $154       $324
Utilities                             $31         $95       $161       $337
Income Builder                        $32         $99       $168       $351
Dividend Growth                       $29         $90       $153       $323
Capital Growth                        $31         $96       $163       $342
Global Dividend Growth                $33         $99       $169       $353
European Growth                       $35         $106      $179       $372
Pacific Growth                        $39         $117      $198       $407
Equity                                $29         $90       $153       $322
S&P 500 Index                         $29         $89       $151       $319
Competitive Edge "Best Ideas"         $30         $91       $155       $327
Strategist                            $29         $90       $153       $323
Aggressive Equity                     $29         $90       $153       $323

THE UNIVERSAL INSTITUTIONAL FUND, INC.
U.S. Real Estate                      $33         $100      $170       $354
International Magnum                  $33         $102      $173       $360
Equity Growth                         $30         $92       $157       $331
Emerging Markets Equity               $40         $121      $203       $417
Mid-cap Value                         $32         $99       $167       $350

PUTNAM VARIABLE TRUST
Putnam VT Growth & Income             $28         $86       $147       $311
Putnam VT International Growth        $34         $102      $173       $361
Putnam VT Voyager                     $29         $89       $151       $318

VAN KAMPEN LIFE INVESTMENT TRUST
Emerging Growth                       $30         $92       $157       $331


Replace the paragraph following "Example 2" with the following:

         PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF BOTH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2, WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.00%. IF THOSE OPTIONS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED UPON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000.

Page 16: Add the following to the third paragraph under the section entitled "Accumulation Unit Value:"

         Finally, we determine five additional sets of Accumulation Unit Values (sets 6-10) that reflect the cost of the Enhanced Earnings Death Benefit Option when selected alone and when selected along with each of the other four death or income benefit options.

Page 22: Replace the first sentence of the first paragraph under the section entitled "Mortality and Expense Risk Charge" with the following:

         We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death
         Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, and 1.75% if you select the Income and Death Benefit Combination Option
         2). If you select the Enhanced Earnings Death Benefit Option, we deduct a mortality and expense risk charge daily at an annual rate of 1.50% of average daily net assets you have invested in the Variable Sub-Accounts (1.63% if you also select the Performance Death Benefit Option, 1.74% if you select the Death Benefit Combination Option, 1.80% if you select the Income Benefit Combination Option 2, or 2.00% if you select the Income and Death Benefit Combination Option 2).

Page 28: Replace the first paragraph under "Death Benefit Options" with the following:

          The Performance Death Benefit Option, Death Benefit Combination Option, Income and Death Benefit Combination Option 2, and Enhanced Earnings Death Benefit Option are optional benefits that you may elect. If the Contract owner is a natural person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these options apply only on the death of the Annuitant. For Contracts with the Performance Death Benefit Option, Death Benefit Combination Option, and Income and Death Benefit Combination Option 2, the death benefit will be the greater of Death Benefit Amounts (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page __ below. The death benefit options may not be available in all states.

Page 28: Insert the following after the seventh paragraph under "Death Benefit Options:"

                  ENHANCED EARNINGS DEATH BENEFIT OPTION.

         You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

o    40% of the lesser of the In-Force Premium or Death Benefit Earnings.

         If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

o    25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

                  In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

                  Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

                  An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

         We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

         The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

         For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix A.

Page 29: Insert the following after the second sentence of the second paragraph:

          If the Enhanced Earnings Death Benefit Option has been elected, on the date the contract is continued, the Rider Date for this Option is reset to the date the contrast is continued. For purposes of calculating future death benefits, you spouse's age on this new Rider date will be used to determine applicable death benefit amounts.

Page 34: Insert the following as Appendix A:

         CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT

     EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Northbrook receives due proof of death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

                  Excess-of-Earnings Withdrawals = $0
                  In-Force Premium = $100,000 ($100,000 + $0 - $0)
                  Death Benefit Earnings = $25,000  ($125,000  - $100,000)
                  Enhanced Earnings Death Benefit = 40% x $25,000 = $10,000.

     Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

     EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Northbrook receives due proof of death will be assumed to be $114,000.

                  Excess-of-Earnings Withdrawals = $5,000 ($10,000 - $5,000) In-Force Premium = $95,000 ($100,000 + $0 - $5,000)
                  Death Benefit Earnings  = $19,000  ($114,000  -  $95,000)
                  Enhanced Earnings Death Benefit = 40% x $19,000 = $7,600.

     Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

     EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

                  Excess-of-Earnings Withdrawals = $30,000 ($50,000 - $20,000) In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)
                  Death  Benefit  Earnings  =  $20,000   ($140,000  -  $120,000)
                  Enhanced Earnings Death Benefit = 25% of $20,000 = $5,000.

     In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings Withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

PART B

                        NORTHBROOK LIFE INSURANCE COMPANY
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                  SUPPLEMENT, DATED ____________________, TO THE

                  MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY 3
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000


This supplement amends the statement of additional information, dated May 1, 2000, for the Morgan Stanley Dean Witter Variable Annuity 3 Contracts as follows:

Under the section entitled "Standardized Total Returns", add the following separate paragraph immediately after the sixth paragraph:

         Contracts with the Enhanced Earnings Death Benefit Option were first offered to the public as of ________, 2000. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for Variable Sub-Accounts for periods prior to the availability of the Enhanced Earnings Death Benefit Option reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current charge for such features as if they had been available throughout the periods shown, as well as the withdrawal and contract maintenance charge.

Add the following tables to the performance tables under "Standardized Total Returns":

(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                               10 Years or

Variable Sub-Account       One Year         Five Years        Since Inception
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Van Kampen Emerging Growth              96.39%        N/A       61.23%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Emerging Markets                        86.89%        N/A       15.89%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Equity Growth                           32.65%        N/A       17.50%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
International Magnum                    18.65%        N/A        8.19%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
U.S. Real Estate                        -7.53%        N/A       -12.13%
--------------------------------------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE DEATH BENEFIT OPTION)

                                                               10 Years or
Variable Sub-Account           One Year         Five Years    Since Inception
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Van Kampen Emerging Growth       96.13%          N/A          61.02%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Emerging Markets                 86.64%          N/A          15.73%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Equity Growth                    32.47%          N/A          17.34%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
International Magnum             18.49%          N/A          8.04%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
U.S. Real Estate                      -7.65%          N/A         -12.25%
-------------------------------------------------------------------------



(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE DEATH BENEFIT COMBINATION OPTION)


                                                       10 Years or
Variable Sub-Account       One Year     Five Years   Since Inception
-------------------------------------------------------------------
-------------------------------------------------------------------
Van Kampen Emerging Growth 95.91%          N/A          60.84%
-------------------------------------------------------------------
-------------------------------------------------------------------
Emerging Markets           86.43%          N/A          15.60%
-------------------------------------------------------------------
-------------------------------------------------------------------
Equity Growth              32.32%          N/A          17.21%
-------------------------------------------------------------------
-------------------------------------------------------------------
International Magnum       18.36%          N/A           7.92%
-------------------------------------------------------------------
-------------------------------------------------------------------
U.S. Real Estate           -7.76%          N/A         -12.36%
-------------------------------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME BENEFIT COMBINATION OPTION 2)

                                                          10 Years or
Variable Sub-Account       One Year      Five Years     Since Inception
----------------------------------------------------------------------
----------------------------------------------------------------------
Van Kampen Emerging Growth    95.79%          N/A          37.41%
----------------------------------------------------------------------
----------------------------------------------------------------------
Emerging Markets              86.32%          N/A          8.66%
----------------------------------------------------------------------
----------------------------------------------------------------------
Equity Growth                 32.24%          N/A          26.76%
----------------------------------------------------------------------
----------------------------------------------------------------------
International Magnum          18.28%          N/A           9.87%
----------------------------------------------------------------------
----------------------------------------------------------------------
U.S. Real Estate              -7.82%          N/A          -3.29%
----------------------------------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                      10 Years or
Variable Sub-Account       One Year    Five Years    Since Inception
--------------------------------------------------------------------
--------------------------------------------------------------------
Van Kampen Emerging Growth  95.39%          N/A          60.41%
--------------------------------------------------------------------
--------------------------------------------------------------------
Emerging Markets            85.94%          N/A          15.29%
--------------------------------------------------------------------
--------------------------------------------------------------------
Equity Growth               31.96%          N/A          16.89%
--------------------------------------------------------------------
--------------------------------------------------------------------
International Magnum        18.04%          N/A           7.63%
--------------------------------------------------------------------
--------------------------------------------------------------------
U.S. Real Estate            -8.01%          N/A         -12.60%
--------------------------------------------------------------------



Add  the  following  to the  seventh  paragraph  under  "Non-Standardized  Total
Returns":

         Contracts with the Enhanced Earnings Death Benefit Option were first offered to the public as of __________, 2000. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for Variable Sub-Accounts for periods prior to the availability of the Enhanced Earnings Death Benefit Option reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current charge for this feature as if it had been available throughout the periods shown, excluding the withdrawal charge but including the contract maintenance charge.

Add the following tables to the performance tables under "Non-Standardized Total Returns":

(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                        10 Years or
Variable Sub-Account       One Year   Five Years      Since Inception
-------------------------------------------------------------------
-------------------------------------------------------------------
Van Kampen Emerging Growth 100.64%          N/A          62.79%
-------------------------------------------------------------------
-------------------------------------------------------------------
Emerging Markets            91.14%          N/A          17.97%
-------------------------------------------------------------------
-------------------------------------------------------------------
Equity Growth               36.90%          N/A          19.55%
-------------------------------------------------------------------
-------------------------------------------------------------------
International Magnum        22.90%          N/A          10.39%
-------------------------------------------------------------------
-------------------------------------------------------------------
U.S. Real Estate            -3.28%          N/A          -9.31%
-------------------------------------------------------------------



(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE DEATH BENEFIT OPTION)

                                                       10 Years or
Variable Sub-Account       One Year     Five Years   Since Inception
-------------------------------------------------------------------
-------------------------------------------------------------------
Van Kampen Emerging Growth 100.38%          N/A          62.58%
-------------------------------------------------------------------
-------------------------------------------------------------------
Emerging Markets            90.89%          N/A          17.81%
-------------------------------------------------------------------
-------------------------------------------------------------------
Equity Growth               36.72%          N/A          19.40%
-------------------------------------------------------------------
-------------------------------------------------------------------
International Magnum        22.74%          N/A          10.25%
-------------------------------------------------------------------
-------------------------------------------------------------------
U.S. Real Estate            -3.40%          N/A          -9.43%
-------------------------------------------------------------------



(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE DEATH BENEFIT COMBINATION OPTION)


                                                        10 Years or
Variable Sub-Account       One Year     Five Years    Since Inception
-------------------------------------------------------------------
-------------------------------------------------------------------
Van Kampen Emerging Growth 100.16%          N/A          62.40%
-------------------------------------------------------------------
-------------------------------------------------------------------
Emerging Markets            90.68%          N/A          17.68%
-------------------------------------------------------------------
-------------------------------------------------------------------
Equity Growth               36.57%          N/A          19.27%
-------------------------------------------------------------------
-------------------------------------------------------------------
International Magnum        22.61%          N/A          10.13%
-------------------------------------------------------------------
-------------------------------------------------------------------
U.S. Real Estate            -3.51%          N/A          -9.53%
-------------------------------------------------------------------




(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME BENEFIT COMBINATION OPTION 2)

                                                                 10 Years or
Variable Sub-Account           One Year         Five Years      Since Inception
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Van Kampen Emerging Growth      100.04%          N/A              37.57%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Emerging Markets                 90.57%          N/A               9.52%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Equity Growth                    36.49%          N/A              27.61%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
International Magnum             22.53%          N/A              11.02%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
U.S. Real Estate                 -3.57%          N/A              -1.71%
-------------------------------------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                              10 Years or
Variable Sub-Account            One Year      Five Years    Since Inception
 ------------------------------------------------------------------------
-------------------------------------------------------------------------
Van Kampen Emerging Growth       99.64%          N/A          61.98%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Emerging Markets                 90.19%          N/A          17.38%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Equity Growth                    36.21%          N/A          18.96%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
International Magnum             22.29%          N/A           9.84%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
U.S. Real Estate                 -3.76%          N/A          -9.77%
-------------------------------------------------------------------------



Replace the second paragraph under "Adjusted Historical Total Returns" with the following:

         The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account. Where the returns included in the following tables give effect to the Enhanced Earnings Death Benefit Option, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.

Add the following tables to the performance tables under "Adjusted Historical Total Returns":

(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                 10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
----------------------------------------------------------------------------
----------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital Appreciation       38.07%        22.72%         19.87%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
AIM V.I. Growth                     28.84%        25.68%         19.72%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
AIM V.I. Value                      23.59%        23.84%         20.23%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUNDS

Alliance Growth                     27.95%        28.87%         28.20%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Alliance Growth and Income           5.24%        21.53%         13.39%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Alliance Premier Growth               N/A           N/A          16.02%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER V.I.S.

Money Market                        -1.39%         2.95%         3.03%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Quality Income                      -10.32%        5.65%         5.81%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Short Term Bond                       N/A           N/A          -7.13%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
High Yield                          -7.39%         3.63%         6.31%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Utilities                            6.40%        17.53%         12.15%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Income Builder                       0.85%          N/A          7.54%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Dividend Growth                     -8.43%        16.33%         10.97%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Capital Appreciation                 2.83%          N/A          1.40%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Capital Growth                      26.61%        21.80%         13.23%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Global Dividend Growth               8.30%        13.42%         11.09%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
European Growth                     22.50%        22.44%         17.49%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Pacific Growth                      58.81%        -1.64%         -3.03%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Equity                              51.44%        33.12%         20.64%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
S&P 500 Index                       13.25%          N/A          15.37%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Competitive Edge "Best Ideas"        19.54%          N/A          9.47%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Strategist                          10.95%        13.92%         10.91%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Aggressive Equity                     N/A           N/A          64.74%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUND, INC.

U.S. Real Estate                    -7.53%          N/A          -2.98%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
International Magnum                18.65%          N/A          10.21%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Equity Growth                       32.65%          N/A          27.14%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Emerging Markets Equity             86.89%          N/A          9.00%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mid-Cap Value                       14.13%          N/A          21.07%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
PUTNAM VARIABLE TRUST

Putnam VT Growth & Income           -4.40%        17.05%         11.83%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Putnam VT International Growth      53.25%          N/A          27.09%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Putnam VT Voyager                   51.26%        29.13%         19.89%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST

Emerging Growth                     96.39%          N/A          37.83%
----------------------------------------------------------------------------
----------------------------------------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE DEATH BENEFIT OPTION)

                                                                 10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                     One Year       5 Year       Inception
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital Appreciation         37.89%        22.56%         19.71%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AIM V.I. Growth                       28.67%        25.51%         19.56%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AIM V.I. Value                        23.42%        23.67%         20.07%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUNDS

Alliance Growth                       27.78%        28.70%         28.03%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Alliance Growth and Income             5.10%        21.37%         13.24%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Alliance Premier Growth                 N/A           N/A          15.87%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER V.I.S.

Money Market                          -1.52%         2.82%         2.90%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Quality Income Plus                  -10.44%        5.51%         5.67%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Short Term Bond                         N/A           N/A          -7.26%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
High Yield                            -7.52%         3.49%         6.17%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Utilities                              6.26%        17.37%         12.01%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Income Builder                         0.71%          N/A          7.39%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dividend Growth                       -8.55%        16.18%         10.82%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Capital Appreciation                   2.81%          N/A          1.31%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Capital Growth                        26.44%        21.64%         13.08%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Global Dividend Growth                 8.16%        13.28%         10.94%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
European Growth                       22.33%        22.28%         17.34%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Pacific Growth                        58.59%        -1.77%         -3.15%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Equity                                51.24%        32.94%         20.48%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
S&P 500 Index                         13.10%          N/A          15.22%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Competitive Edge "Best Ideas"         19.38%          N/A          9.32%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Strategist                            10.80%        13.77%         10.77%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Aggressive Equity                       N/A           N/A          64.52%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

U.S. Real Estate                      -7.65%          N/A          -3.12%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
International Magnum                  18.49%          N/A          10.06%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Equity Growth                         32.47%          N/A          26.98%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Emerging Markets Equity               86.64%          N/A          8.85%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mid-Cap Value                         13.98%          N/A          20.91%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST

Putnam VT Growth & Income             -4.53%        82.94%         11.69%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Putnam VT International Growth        53.05%          N/A          26.93%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Putnam VT Voyager                     51.06%        215.67%        19.74%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST

Emerging Growth                       96.13%          N/A          37.65%
------------------------------------------------------------------------------
------------------------------------------------------------------------------



(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE DEATH BENEFIT COMBINATION OPTION)


                                                                10 Years or
Variable Sub-Account              One Year     Five Years      Since Inception
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital Appreciation       37.73%        22.43%         19.58%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
AIM V.I. Growth                     28.52%        25.37%         19.43%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
AIM V.I. Value                      23.28%        23.54%         19.94%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUNDS

Alliance Growth                     27.63%        28.56%         27.89%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Alliance Growth and Income           4.97%        21.24%         13.12%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Alliance Premier Growth               N/A           N/A          15.73%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER V.I.S.

Money Market                        -1.64%         2.70%         2.78%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Quality Income Plus                 -10.55%        5.40%         5.55%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Short-Term Bond                       N/A           N/A          -7.36%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
High Yield                          -7.62%         3.38%         6.05%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Utilities                            6.13%        17.24%         11.88%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Income Builder                       0.60%          N/A          7.27%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Dividend Growth                     -8.66%        16.05%         10.70%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Capital Appreciation                 2.83%          N/A          1.40%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Capital Growth                      26.29%        21.51%         12.96%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Global Dividend Growth               8.03%        13.15%         10.82%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
European Growth                     22.20%        22.14%         17.21%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Pacific Growth                      58.42%        -1.88%         -3.26%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Equity                              51.07%        32.80%         20.35%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
S&P 500 Index                       12.97%          N/A          15.09%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Competitive Edge "Best Ideas"       19.24%          N/A          9.20%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Strategist                          10.68%        13.64%         10.65%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Aggressive Equity                     N/A           N/A          64.33%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

U.S. Real Estate                    -7.76%          N/A          -3.23%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
International Magnum                18.36%          N/A          9.94%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Equity Growth                       32.32%          N/A          26.83%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Emerging Markets Equity             86.43%          N/A          8.73%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mid-Cap Value                       13.85%          N/A          20.77%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
PUTNAM VARIABLE TRUST

Putnam VT Growth & Income           -4.64%        16.76%         11.57%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Putnam VT International Growth      52.88%          N/A          26.78%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Putnam VT Voyager                   50.89%        28.82%         19.61%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST

Emerging Growth                     95.91%          N/A          37.50%
----------------------------------------------------------------------------
----------------------------------------------------------------------------



(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME BENEFIT COMBINATION OPTION 2)

                                                            10 Years or
Variable Sub-Account       One Year      Five Years        Since Inception
-----------------------------------------------------------------------
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital Appreciation  37.65%        22.35%         19.51%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
AIM V.I. Growth                28.44%        25.30%         19.36%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
AIM V.I. Value                 23.21%        23.46%         19.87%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUNDS

Alliance Growth                27.55%        28.49%         27.82%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Alliance Growth and Income      4.91%        21.17%         13.05%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Alliance Premier Growth          N/A           N/A          15.66%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER V.I.S.

Money Market                   -1.70%         2.64%         2.72%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Quality Income Plus            -10.60%        5.33%         5.49%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Short-Term Bond                  N/A           N/A          -7.42%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
High Yield                     -7.68%         3.32%         5.99%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Utilities                       6.07%        17.17%         11.82%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Income Builder                  0.54%          N/A          7.21%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Dividend Growth                -8.72%        15.98%         10.63%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Capital Appreciation            2.83%          N/A          1.40%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Capital Growth                 26.21%        21.43%         12.89%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Global Dividend Growth          7.96%        13.08%         10.75%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
European Growth                22.12%        22.07%         17.14%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Pacific Growth                 58.32%        -1.94%         -3.32%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Equity                         50.97%        32.72%         20.27%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
S&P 500 Index                  12.90%          N/A          15.02%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Competitive Edge "Best Ideas"  19.17%          N/A          9.13%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Strategist                     10.61%        13.58%         10.58%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Aggressive Equity                N/A           N/A          64.23%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

U.S. Real Estate               -7.82%          N/A          -3.29%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
International Magnum           18.28%          N/A          9.87%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Equity Growth                  32.24%          N/A          26.76%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Emerging Markets Equity         86.32%          N/A          8.66%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Mid-Cap Value                   13.78%          N/A          20.70%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUST

Putnam VT Growth & Income       -4.70%        16.69%         11.50%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Putnam VT International Growth  52.78%          N/A          26.71%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Putnam VT Voyager               50.80%        28.75%         19.54%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST

Emerging Growth                95.79%          N/A          37.41%
-----------------------------------------------------------------------
-----------------------------------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                        10 Years or
Variable Sub-Account       One Year      Five Years   Since Inception
----------------------------------------------------------------------
----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital Appreciation  37.36%        22.11%         17.82%
----------------------------------------------------------------------
----------------------------------------------------------------------
AIM V.I. Growth                28.18%        25.05%         17.68%
----------------------------------------------------------------------
----------------------------------------------------------------------
AIM V.I Value                  22.95%        23.21%         18.14%
----------------------------------------------------------------------
----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUNDS

Alliance Growth               27.29%        28.23%         25.02%
----------------------------------------------------------------------
----------------------------------------------------------------------
Alliance Growth and Income     4.69%        20.92%         12.11%
----------------------------------------------------------------------
----------------------------------------------------------------------
Alliance Premier Growth         N/A           N/A          7.17%
----------------------------------------------------------------------
----------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER V.I.S.

Money Market                  -1.90%         2.43%         2.52%
----------------------------------------------------------------------
----------------------------------------------------------------------
Quality Income Plus           -10.79%        5.12%         5.28%
----------------------------------------------------------------------
----------------------------------------------------------------------
Short-Term Bond                 N/A           N/A          -7.62%
----------------------------------------------------------------------
----------------------------------------------------------------------
High Yield                    -7.87%         3.11%         5.78%
----------------------------------------------------------------------
----------------------------------------------------------------------
Utilities                      5.85%        16.93%         11.59%
----------------------------------------------------------------------
----------------------------------------------------------------------
Income Builder                 0.33%          N/A          6.98%
----------------------------------------------------------------------
----------------------------------------------------------------------
Dividend Growth               -8.91%        15.75%         10.41%
----------------------------------------------------------------------
----------------------------------------------------------------------
Capital Appreciation           2.83%          N/A          1.40%
----------------------------------------------------------------------
----------------------------------------------------------------------
Capital Growth                25.95%        21.19%         12.66%
----------------------------------------------------------------------
----------------------------------------------------------------------
Global Dividend Growth         7.74%        12.85%         10.53%
----------------------------------------------------------------------
----------------------------------------------------------------------
European Growth               21.87%        21.82%         16.91%
----------------------------------------------------------------------
----------------------------------------------------------------------
Pacific Growth                57.99%        -2.14%         -3.52%
----------------------------------------------------------------------
----------------------------------------------------------------------
Equity                        50.66%        32.45%         20.03%
----------------------------------------------------------------------
----------------------------------------------------------------------
S&P 500 Index                 12.67%          N/A          14.78%
----------------------------------------------------------------------
----------------------------------------------------------------------
Competitive Edge "Best Ideas" 18.92%          N/A          8.90%
----------------------------------------------------------------------
----------------------------------------------------------------------
Strategist                    10.38%        13.35%         10.36%
----------------------------------------------------------------------
----------------------------------------------------------------------
Aggressive Equity               N/A           N/A          63.89%
----------------------------------------------------------------------
----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUND, INC.

U.S. Real Estate              -8.01%          N/A          -3.49%
----------------------------------------------------------------------
----------------------------------------------------------------------
International Magnum          18.04%          N/A          9.64%
----------------------------------------------------------------------
----------------------------------------------------------------------
Equity Growth                 31.96%          N/A          26.50%
----------------------------------------------------------------------
----------------------------------------------------------------------
Emerging Markets Equity       85.94%          N/A          8.44%
----------------------------------------------------------------------
----------------------------------------------------------------------
Mid-Cap Value                 13.54%          N/A          18.07%
----------------------------------------------------------------------
----------------------------------------------------------------------
PUTNAM VARIABLE TRUST

Putnam VT Growth & Income        -4.90%        16.46%         11.28%
----------------------------------------------------------------------
----------------------------------------------------------------------
Putnam VT International Growth   52.47%          N/A          23.02%
----------------------------------------------------------------------
----------------------------------------------------------------------
Putnam VT Voyager                50.49%        28.49%         19.30%
----------------------------------------------------------------------
----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST

Emerging Growth                  95.39%          N/A          37.14%
----------------------------------------------------------------------
----------------------------------------------------------------------

PART C

Part C is hereby amended to include the following exhibits:

Item 24(b). EXHIBITS

         (4)(f)   Enhanced Earnings Death Benefit Rider

         (9)(d)   Opinion and Consent of General Counsel

         (10)(a)  Consent of Independent Auditors *
         (10)(b)  Consent of Outside Counsel *

         (13)(d)  Performance Data Calculations


* To be included in subsequent amendment.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northbrook, State of Illinois, on the 8th day of November, 2000.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                            By: /s/MICHAEL J. VELOTTA
                             --------------------------
                                   Michael J. Velotta
                                   Vice President, Secretary and
                                            General Counsel

As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 8th day of November, 2000.

*/THOMAS J. WILSON, II                     Director, President and Chief Executive
----------------------                     Officer
Thomas J. Wilson, II

/s/ MICHAEL J. VELOTTA                      Director, Vice President, Secretary and
----------------------                      General Counsel
Michael J. Velotta

*/MARGARET G. DYER                          Director
----------------------
Margaret G. Dyer

*/ MARLA G. FRIEDMAN                        Director and Vice President
----------------------
Marla G. Friedman

*/JOHN C. LOUNDS                            Director
----------------------
John C. Lounds

*/J. KEVIN McCARTHY                         Director
----------------------
J. Kevin McCarthy

*/STEVEN C. VERNEY                          Director
----------------------
Steven C. Verney

*/SAMUEL H. PILCH                           Vice President and Controller
----------------------
Samuel H. Pilch

*/CASEY J. SYLLA                            Chief Investment Officer
----------------------
Casey J. Sylla

*/ By Michael J. Velotta, pursuant to Power of Attorney, filed in Registrant's Registration Statement (File no. 333-43086).

                                  EXHIBIT LIST
------------------------------------------------------------------------------

The following exhibits are filed herewith:

------------------------------------------------------------------------------



EXHIBIT NO.                DESCRIPTION


         (4)(f)   Enhanced Earnings Death Benefit Rider

         (9)(d)   Opinion and Consent of General Counsel

         (13)(d)  Performance Data Calculations